Subsequent event (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 08, 2020 shares	Mar. 31, 2022 CNY (¥) shares	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Payment for consideration received | $			$ 7,003
American Depository Shares
Subsequent Event [Line Items]
Shares issued and sold (in shares)	6,877,214
Changyi (Shanghai) Information Technology Ltd. ("Changyi") | Subsequent Event
Subsequent Event [Line Items]
Payment for consideration received | ¥		¥ 6,000,000
Changyi (Shanghai) Information Technology Ltd. ("Changyi") | American Depository Shares | Subsequent Event
Subsequent Event [Line Items]
Shares issued and sold (in shares)		3,091,327